Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 05, 2020	Jul. 24, 2020	Feb. 28, 2013	May 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 04, 2020	Feb. 28, 2020	Dec. 31, 2017
Class Of Stock [Line Items]
Outstanding option						9,327,000	9,006,000			6,444,000
Fair value assumptions, expected dividend yield					0.00%	0.00%
Total intrinsic value of options exercised during the period						$ 5,600,000	$ 2,600,000
Weighted-average grant date fair value of options granted						8,100,000	6,300,000
Unamortized stock-based compensation cost related to unvested stock options					$ 10,900,000	$ 9,400,000	$ 6,200,000
Weighted-average period for recognition of unamortized stock-based compensation cost					2 years 9 months 18 days		3 years
Stock options granted					1,352,000	2,266,000	4,655,000
Weighted average exercise price of stock options granted					$ 14.44	$ 3.45	$ 2.76
Fair value assumptions, expected term					6 years
Fair value assumptions, expected volatility rate					50.00%
Fair value assumptions, risk-free interest rate					0.71%
Preferred stock issued					0
Preferred stock outstanding					0
Minimum
Class Of Stock [Line Items]
Fair value assumptions, expected dividend yield
Fair value assumptions, expected term						5 years 6 months 7 days	5 years
Fair value assumptions, expected volatility rate						46.70%	47.22%
Fair value assumptions, risk-free interest rate						1.51%	2.43%
Maximum
Class Of Stock [Line Items]
Fair value assumptions, expected dividend yield
Percentage of voting stock of stockholders						50.00%
Fair value assumptions, expected term						6 years 29 days	6 years 29 days
Fair value assumptions, expected volatility rate						47.87%	49.13%
Fair value assumptions, risk-free interest rate						2.53%	3.09%
Initial Public Offering
Class Of Stock [Line Items]
Reverse stock split		One-for-three
Subsequent Event [Member]
Class Of Stock [Line Items]
Stock issued price per share									$ 3.80
Subsequent Event [Member] | Initial Public Offering
Class Of Stock [Line Items]
Reverse stock split		One-for-three
2013 Stock Option Plan
Class Of Stock [Line Items]
Exercise price for incentive stock options as percentage of fair market value on grant date			100.00%
Stock option expiration period			10 years
Stock option vesting percentage			25.00%
Shares reserved for issuance						9,596
Outstanding option						9,327
2013 Stock Option Plan | More Than Ten Percent Voting Power [Member]
Class Of Stock [Line Items]
Exercise price for incentive stock options as percentage of fair market value on grant date			110.00%
Stock option expiration period			5 years
2013 Stock Option Plan | Share-based Payment Arrangement, Tranche One [Member]
Class Of Stock [Line Items]
Vesting period			1 year
2013 Stock Option Plan | Share-based Payment Arrangement, Tranche Two [Member]
Class Of Stock [Line Items]
Vesting period			36 months
Series F Preferred Stock
Class Of Stock [Line Items]
Dividend rate					10.00%	10.00%
Dividend per share						$ 2.7086
Dividend term						In the event that the holders of Series F Stock receive proceeds per share of Series F Stock in cash or freely tradeable securities as a result of any deemed liquidation event or any conversion to common stock at the option of the holder or a mandatory conversion event of at least: (a) $6.7715 per share of Series F Stock, then the Series F Dividend shall be reduced from 10% to 9% per annum effective as of the date of issuance
Accrued dividends						$ 11,900,000
Accrued dividends per share						$ 0.50
Initial conversion price						$ 2.7086
Adjusted dividend rate						8.00%
Cumulative dividends						$ 12,800,000
Series F Preferred Stock | $6.7715 Per Share of Series F Stock | Minimum
Class Of Stock [Line Items]
Dividend rate						9.00%
Dividend per share						$ 6.7715
Series F Preferred Stock | $8.1258 Per Share of Series F Stock | Minimum
Class Of Stock [Line Items]
Dividend rate						8.00%
Dividend per share						$ 8.1258
Series F Preferred Stock | Initial Public Offering | Minimum
Class Of Stock [Line Items]
Implied value per share						$ 4.0629
Series A Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 1.0000
Preferred stock dividend						$ 0
Initial conversion price						$ 1.0000
Series B Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 1.8896
Preferred stock dividend						$ 0
Initial conversion price						$ 1.8896
Series C Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 2.4400
Preferred stock dividend						$ 0
Initial conversion price						$ 2.3793
Preferred stock conversion basis						Common stock on a greater than one-to-one basis
Series D Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 3.4600
Preferred stock dividend						$ 0
Initial conversion price						$ 3.2794
Preferred stock conversion basis						Common stock on a greater than one-to-one basis
Series D-1 Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 3.4600
Preferred stock dividend						$ 0
Initial conversion price						$ 3.2794
Preferred stock conversion basis						Common stock on a greater than one-to-one basis
Series E Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 1.9242
Preferred stock dividend						$ 0
Initial conversion price						$ 1.9242
Series E-1 Stock
Class Of Stock [Line Items]
Dividend rate						50.00%
Dividend per share						$ 1.9242
Preferred stock dividend						$ 0
Initial conversion price						$ 1.9242
Preferred Stock (other than Series D-1 Stock and Series E-1 Stock) | Minimum
Class Of Stock [Line Items]
Net proceeds (after underwriting discount and commissions						$ 50,000,000
Series 1 Common Stock
Class Of Stock [Line Items]
Conversion of stock, converted into aggregate shares						29,390,733
Series 1 Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Stock issued price per share						$ 24		$ 24.00
Series 2 Common Stock
Class Of Stock [Line Items]
Conversion of stock, converted into aggregate shares						5,050,555
Restricted Stock Units (RSUs)
Class Of Stock [Line Items]
Unamortized stock-based compensation costs					$ 13,600,000
Unamortized stock-based compensation costs, weighted-average period					3 years 8 months 12 days
Restricted Stock Units (RSUs) | 2013 Stock Option Plan
Class Of Stock [Line Items]
Vesting period	4 years
Awards granted to officers and employees				1,216,000
Awards granted to officers and employees, fair value per share				$ 15.51
Service condition for awards satisfied period				4 years
Restricted Stock Units (RSUs) | 2020 Equity Incentive Plan
Class Of Stock [Line Items]
Vesting period					4 years
Awards granted to officers and employees					147,000
Awards granted to officers and employees, fair value per share					$ 87.79